Expense Example - Innovator U.S. Small Cap Managed 10 Buffer ETF - Innovator U.S. Small Cap Managed 10 Buffer ETF	Feb. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252